Issuance of Shares	6 Months Ended
Jun. 30, 2026
Issuance of Shares [Abstract]
ISSUANCE OF SHARES
4	ISSUANCE OF SHARES

	Ordinary Shares#
	Class A Ordinary Shares		Class B Ordinary Shares
	Shares	Amount (RM)	Shares	Amount (RM)
Balance as at December 31, 2025	17,650,000	78,266,826	2,000,000	212,538
Issuance of ordinary shares	3,100,000	13,389,952	-	-
Balance as at June 30, 2026	20,750,000	91,656,778	2,000,000	212,538

During the six months ended 30 June 2026, the Company entered into several arrangements involving the issuance of ordinary shares in consideration for consultancy, advertising and marketing services, employee compensation and other transactions.

On 26 March 2026, the Company entered into a consulting agreement with Riviera Springs Holdings for the consultancy services. In consideration for the services to be rendered, the Company issued 200,000 restricted ordinary shares as non-cash consideration. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment. The fair value of the equity instruments granted, amounting to RM1,797,705, was recognised as a prepayment within non-current assets, with a corresponding increase in equity, as the services are to be provided over the agreed service period.

The services are expected to be provided over a period of 3 years. As the services are expected to be received on a continuous basis, the prepayment will be recognised in profit or loss on a straight-line basis over the service period as the services are rendered.

On 15 May 2026, the Company entered into a consulting arrangement with So Kui Kuen Peter for the provision of consultancy services. In consideration for the services to be rendered, the Company issued 15,000 restricted ordinary shares as non-cash consideration. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment. As the services had been fully rendered at the grant date and no further service obligations exist, the fair value of the equity instruments granted amounting to RM55,356 was recognised immediately in profit or loss, with a corresponding increase in equity. The shares were issued for nil cash consideration as part of a non-cash transaction.

On 15 May 2026, the Company issued 685,000 ordinary shares pursuant to its Employee Share Option Scheme. The shares were granted to eligible participants as part of the Company’s equity-settled share-based compensation arrangement. The fair value of the equity instruments granted, amounting to RM2,527,939, is recognised as an employee expense over the applicable vesting period, with a corresponding increase in equity, in accordance with IFRS 2 Share-based Payment.

On 2 June 2026, the Company entered into a consulting arrangement with Walsh Capital Industries for the provision of consultancy services. In consideration for the services to be rendered, the Company issued 500,000 restricted ordinary shares as non-cash consideration. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment. The fair value of the equity instruments granted, amounting to RM1,903,200, was recognised as a prepayment within non-current assets, with a corresponding increase in equity.

The services are expected to be provided over a period of 3 years. The prepayment will be recognised in profit or loss on a straight-line basis over the service period as the services are rendered, as the services are expected to be received on a continuous basis.

On 5 June 2026, the Company entered into an arrangement with FMW Media Works LLC for the provision of advertising and marketing services. In consideration for the services to be rendered, the Company issued 200,000 restricted ordinary shares as non-cash consideration. The transaction is accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment. The fair value of the equity instruments granted, amounting to RM763,728, was recognised as a prepayment within non-current assets, with a corresponding increase in equity.

The advertising and marketing services are expected to be provided over a period of 2 years. The prepayment will be recognised in profit or loss as the related services are rendered.

On 17 June 2026, the Company issued 1,500,000 ordinary shares to Ng Chen Lok for cash consideration of RM6,342,024. The transaction was accounted for as an equity transaction, with the consideration recognised in equity.

Differences Between Class A and Class B Ordinary Shares

The rights attached to Class A and Class B ordinary shares are set out in the Company’s Memorandum and Articles of Association (MAA).

The principal difference between the two classes is voting rights, as summarised below:

●	Voting Rights

○	Class A ordinary shares: Each Class A Share confers one vote at any meeting of shareholders or on any shareholders’ resolution.

○	Class B ordinary shares: Each Class B Share confers twenty votes at any meeting of shareholders or on any shareholders’ resolution.

●	Dividend Rights

○	Both Class A and Class B Shares carry an equal entitlement to any distribution declared by the Company in accordance with the Act and the MAA.

●	Rights on Liquidation

○	Class A and Class B Shares rank pari passu, each conferring an equal share in the distribution of any surplus assets of the Company upon liquidation.

●	Conversion Rights

○	In accordance with clause 6.4 of the MAA, each Class B Share may be voluntarily converted into a Class A Share at the option of the holder, subject to the terms set out in the MAA.